Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Maturity at Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate and currency derivatives used to manage debt	€ (56)	€ 119		€ (117)
Total debt	20,250	22,631		24,568		€ 24,586
Cash and cash equivalents	(10,098)	(13,915)	[1]	(9,427)	[1]	€ (6,925)	[2]
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	74		(34)
Net debt	9,983	8,790		15,107
Lease liabilities	2,108	1,163		1,248
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Lease liabilities	314	247		272
More than 5 years
Disclosure of detailed information about borrowings [line items]
Lease liabilities	1,184	482		540
Value on redemption
Disclosure of detailed information about borrowings [line items]
Bond issues	19,946	21,978		24,207
Other bank borrowings	184	296		196
Finance lease obligations		0		0
Other borrowings	40	2		25
Bank credit balances	189	285		305
Interest rate and currency derivatives used to manage debt	(45)	142		(86)
Total debt	20,314	22,703		24,647
Cash and cash equivalents	(10,098)	(13,915)		(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	74		(34)
Net debt	10,047	8,862		15,186
Value on redemption | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bond issues	2,828	2,280		4,079
Other bank borrowings	163	200		156
Finance lease obligations		0		0
Other borrowings	3	2		12
Bank credit balances	189	285		305
Interest rate and currency derivatives used to manage debt	(45)	85		(86)
Total debt	3,138	2,852		4,466
Cash and cash equivalents	(10,098)	(13,915)		(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	68		(28)
Net debt	(7,129)	(10,995)		(4,989)
Value on redemption | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bond issues	3,629	2,700		2,284
Other bank borrowings	18	73		6
Finance lease obligations		0		0
Other borrowings	0	0		0
Bank credit balances	0	0		0
Interest rate and currency derivatives used to manage debt	0	57		0
Total debt	3,647	2,830		2,290
Cash and cash equivalents	0	0		0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	6		(6)
Net debt	3,647	2,836		2,284
Value on redemption | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bond issues	600	3,569		2,700
Other bank borrowings	2	6		6
Finance lease obligations		0		0
Other borrowings	0	0		0
Bank credit balances	0	0		0
Interest rate and currency derivatives used to manage debt	0	0		0
Total debt	602	3,575		2,706
Cash and cash equivalents	0	0		0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0		0
Net debt	602	3,575		2,706
Value on redemption | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bond issues	1,750	600		3,642
Other bank borrowings	1	2		23
Finance lease obligations		0		0
Other borrowings	0	0		0
Bank credit balances	0	0		0
Interest rate and currency derivatives used to manage debt	0	0		0
Total debt	1,751	602		3,665
Cash and cash equivalents	0	0		0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0		0
Net debt	1,751	602		3,665
Value on redemption | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bond issues	4,160	1,750		600
Other bank borrowings	0	6		5
Finance lease obligations		0		0
Other borrowings	0	0		0
Bank credit balances	0	0		0
Interest rate and currency derivatives used to manage debt	0	0		0
Total debt	4,160	1,756		605
Cash and cash equivalents	0	0		0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0		0
Net debt	4,160	1,756		605
Value on redemption | More than 5 years
Disclosure of detailed information about borrowings [line items]
Bond issues	6,979	11,079		10,902
Other bank borrowings	0	9		0
Finance lease obligations		0		0
Other borrowings	37	0		13
Bank credit balances	0	0		0
Interest rate and currency derivatives used to manage debt	0	0		0
Total debt	7,016	11,088		10,915
Cash and cash equivalents	0	0		0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0		0
Net debt	€ 7,016	€ 11,088		€ 10,915

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.